Income Taxes (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
U.S. federal												$ 42,596,000	$ 12,557,000	$ 19,544,000
Non-U.S.												95,677,000	93,046,000	125,160,000
State and local												6,567,000	1,468,000	6,566,000
Total current												144,840,000	107,071,000	151,270,000
Deferred:
U.S. federal												19,086,000	34,732,000	3,842,000
Non-U.S.												(11,918,000)	(2,830,000)	1,118,000
State and local												6,516,000	2,623,000	230,000
Total deferred												13,684,000	34,525,000	5,190,000
Total provision	39,580,000			38,227,000						75,095,000	71,857,000	158,524,000	141,596,000	156,460,000
Tax deductions related to exercise of non-qualified employee stock options and vesting of restricted stock												5,700,000	10,000,000	400,000
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Statutory federal income tax at 35%												205,700,000	185,600,000	204,700,000
Foreign impact, net												(55,000,000)	(37,600,000)	(49,100,000)
Change in valuation allowances												3,600,000	(2,300,000)	(1,100,000)
State and local income taxes, net												13,100,000	4,100,000	6,800,000
Meals and entertainment												800,000	900,000	900,000
Other												(9,700,000)	(9,100,000)	(5,700,000)
Effective tax rate	26.70%			27.90%						27.10%	26.90%	27.00%	26.70%	26.80%
Statutory federal income tax rate												35.00%	35.00%	35.00%
(Reduction) increase of foreign valuation allowances												3,500,000	(2,300,000)	900,000
Cumulative amount of undistributed earnings considered permanently reinvested		1,300,000,000										1,300,000,000
Cash and deemed dividend distributions, tax (benefit) expense												9,500,000	8,200,000	2,400,000
Deferred tax assets related to:
Retirement benefits		36,735,000				37,946,000						36,735,000	37,946,000
Net operating loss carryforwards		32,694,000				35,826,000						32,694,000	35,826,000
Compensation accruals		43,418,000				49,809,000						43,418,000	49,809,000
Inventories		50,159,000				46,330,000						50,159,000	46,330,000
Credit carryforwards		44,861,000				30,972,000						44,861,000	30,972,000
Warranty and accrued liabilities		20,451,000				19,768,000						20,451,000	19,768,000
Unrealized foreign exchange gain		2,233,000				0						2,233,000	0
Restructuring charge		730,000				1,315,000						730,000	1,315,000
Other		25,095,000				17,161,000						25,095,000	17,161,000
Total deferred tax assets		256,376,000				239,127,000						256,376,000	239,127,000
Valuation allowances		(17,686,000)				(14,296,000)						(17,686,000)	(14,296,000)
Net deferred tax assets		238,690,000				224,831,000						238,690,000	224,831,000
Deferred tax liabilities related to:
Property, plant and equipment		(33,056,000)				(25,773,000)						(33,056,000)	(25,773,000)
Goodwill and intangibles		(115,634,000)				(102,196,000)						(115,634,000)	(102,196,000)
Unrealized foreign exchange loss		0				(237,000)						0	(237,000)
Foreign equity investments		(8,044,000)				(6,635,000)						(8,044,000)	(6,635,000)
Total deferred tax liabilities		(156,734,000)				(134,841,000)						(156,734,000)	(134,841,000)
Deferred tax assets, net		81,956,000				89,990,000						81,956,000	89,990,000
Net operating loss carryforwards		157,900,000										157,900,000
Earnings before income taxes comprised:
U.S.												247,684,000	201,997,000	142,783,000
Non-U.S.												340,071,000	328,280,000	442,008,000
Total												587,755,000	530,277,000	584,791,000
Reconciliation of the total gross amount of unrecognized tax benefits, excluding interest and penalities:
Beginning balance					104,600,000				130,200,000	93,800,000	104,600,000	104,600,000	130,200,000
Gross amount of (decreases) increases in unrecognized tax benefits resulting from tax positions taken:
During a prior year												1,000,000	(1,200,000)
During the current period												8,800,000	7,200,000
Decreases in unrecognized tax benefits related to:
Settlements with taxing authorities												(9,800,000)	(6,200,000)
Lapse of applicable statute of limitations												(8,300,000)	(21,300,000)
Ending balance		93,800,000				104,600,000						93,800,000	104,600,000	130,200,000
Gross unrecognized tax benefits		118,800,000										118,800,000
Gross unrecognized tax benefits, accrued interest and penalties		25,000,000										25,000,000
Unrecognized tax benefits, if recognized, would favorably impact effective tax rate		75,200,000										75,200,000
Interest and penalties recognized in consolidated statements of income												(1,900,000)	(2,300,000)	4,400,000
Unrecognized tax benefits maximum amount of estimated reduction within the next twelve months	26,900,000	25,700,000								26,900,000		25,700,000
Unrecognized tax benefits minimum amount of estimated reduction within the next twelve months	14,300,000	15,900,000								14,300,000		15,900,000
Unrecognized Tax Benefits, Decreases Resulting from Foreign Currency Translation												(2,500,000)	(4,100,000)
Income before income tax	148,065,000	180,200,000	140,000,000	136,951,000	130,600,000	153,000,000	139,900,000	125,400,000	112,000,000	277,122,000	267,577,000	587,755,000	530,277,000	584,791,000
Decrease in unrecognized tax benefits for the period										3,200,000
State [Member]
Deferred tax liabilities related to:
Net operating loss carryforwards		37,100,000										37,100,000
Foreign Tax Authority [Member]
Deferred tax liabilities related to:
Tax credit carryforwards		$ 43,400,000										$ 43,400,000